UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report

May 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Investments as of May 31, 2020

(excluding cash equivalents)	% of fund's net assets
Johnson & Johnson	3.6
Procter & Gamble Co.	2.7
Cisco Systems, Inc.	2.1
Amgen, Inc.	1.7
PepsiCo, Inc.	1.7
McDonald's Corp.	1.6
Bristol-Myers Squibb Co.	1.5
AT&T, Inc.	1.5
Verizon Communications, Inc.	1.4
NextEra Energy, Inc.	1.3
19.1

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Financials	15.9
Health Care	15.1
Information Technology	12.7
Real Estate	11.8
Consumer Staples	10.0

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Common Stocks	63.6%
Preferred Stocks	8.8%
Convertible Bonds	15.2%
Other Investments	9.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 8.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.0%
	Principal Amount	Value
Convertible Bonds - 15.2%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. 0.25% 3/1/26 (a)	$1,600,000	$2,118,962
Liberty Media Corp. 2.25% 9/30/46	4,620,000	2,210,669
Vonage Holdings Corp. 1.75% 6/1/24 (a)	1,480,000	1,389,695
		5,719,326
Entertainment - 0.2%
Liberty Media Corp. 2.25% 12/1/48 (a)	801,000	828,162
Live Nation Entertainment, Inc.:
2% 2/15/25 (a)	975,000	813,892
2.5% 3/15/23	504,000	513,460
Pandora Media, Inc. 1.75% 12/1/23	809,000	915,191
World Wrestling Entertainment, Inc. 3.375% 12/15/23	719,000	1,407,800
Zynga, Inc. 0.25% 6/1/24 (a)	3,484,000	4,332,327
		8,810,832
Interactive Media & Services - 0.5%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (a)	2,115,000	2,332,419
Iac Financeco 3, Inc. 2% 1/15/30 (a)	2,140,000	2,486,790
Snap, Inc.:
0.25% 5/1/25 (a)	2,190,000	2,392,016
0.75% 8/1/26 (a)	2,035,000	2,176,251
Twitter, Inc. 0.25% 6/15/24	2,659,000	2,535,880
Zillow Group, Inc.:
0.75% 9/1/24 (a)	1,960,000	2,813,832
1.375% 9/1/26 (a)	1,910,000	2,760,292
1.5% 7/1/23	935,000	951,924
2% 12/1/21	1,065,000	1,353,881
2.75% 5/15/25	2,740,000	3,107,311
		22,910,596
Media - 0.7%
DISH Network Corp.:
2.375% 3/15/24	4,664,000	4,013,955
3.375% 8/15/26	11,033,000	9,721,717
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	1,052,041
GCI Liberty, Inc. 1.75% 9/30/46 (a)	3,809,000	5,617,862
Liberty Interactive LLC 1.75% 9/30/46 (a)	1,473,000	2,342,623
Liberty Latin America Ltd. 2% 7/15/24 (a)	1,420,000	1,095,175
Liberty Media Corp.:
1% 1/30/23	1,755,000	1,971,535
1.375% 10/15/23	2,703,000	2,987,721
2.125% 3/31/48 (a)	1,435,000	1,364,111
		30,166,740
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23	1,780,000	1,561,907
TOTAL COMMUNICATION SERVICES		69,169,401
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24	1,375,000	1,107,847
Automobiles - 0.7%
Tesla, Inc.:
1.25% 3/1/21	3,821,000	8,947,479
2% 5/15/24	6,039,000	16,546,860
2.375% 3/15/22	2,405,000	6,257,368
		31,751,707
Diversified Consumer Services - 0.2%
Chegg, Inc.:
0.125% 3/15/25	2,000,000	2,627,255
0.25% 5/15/23	1,033,000	2,351,367
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,359,000	4,273,763
		9,252,385
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands, Inc. 5% 5/1/25 (a)	440,000	520,355
Caesars Entertainment Corp. 5% 10/1/24	4,471,212	7,120,405
Carnival Corp. 5.75% 4/1/23 (a)	5,327,000	8,742,939
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,214,000	1,113,092
NCL Corp. Ltd. 6% 5/15/24 (a)	2,245,000	2,893,812
Penn National Gaming, Inc. 2.75% 5/15/26	4,219,000	6,575,466
		26,966,069
Internet & Direct Marketing Retail - 0.4%
Etsy, Inc.:
0% 3/1/23	1,450,000	3,286,642
0.125% 10/1/26 (a)	2,815,000	3,229,228
Farfetch Ltd. 3.75% 5/1/27 (a)	910,000	1,027,676
MercadoLibre, Inc. 2% 8/15/28	1,593,000	3,202,337
Quotient Technology, Inc. 1.75% 12/1/22	1,035,000	925,083
The Booking Holdings, Inc.:
0.75% 5/1/25 (a)	1,688,000	2,083,498
0.9% 9/15/21	1,715,000	1,826,369
Wayfair LLC:
0.375% 9/1/22	296,000	497,083
1.125% 11/1/24	329,000	518,726
		16,596,642
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26 (a)	1,720,000	1,899,866
Specialty Retail - 0.3%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (a)	809,000	994,932
Burlington Stores, Inc. 2.25% 4/15/25 (a)	3,385,000	3,980,046
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	2,367,000	2,912,665
Guess?, Inc. 2% 4/15/24	902,000	587,475
National Vision Holdings, Inc. 2.5% 5/15/25 (a)	2,640,000	2,850,136
		11,325,254
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. 1.5% 6/1/24 (a)	1,640,000	1,702,480
TOTAL CONSUMER DISCRETIONARY		100,602,250
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24 (a)	1,000,000	765,283
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. 0.75% 1/15/24	495,000	97,388
Oil States International, Inc. 1.5% 2/15/23	525,000	250,457
		347,845
Oil, Gas & Consumable Fuels - 0.6%
CNX Resources Corp. 2.25% 5/1/26 (a)	2,934,000	2,893,758
DHT Holdings, Inc. 4.5% 8/15/21	6,797,000	7,809,604
EQT Corp. 1.75% 5/1/26 (a)	2,979,000	3,258,445
Oasis Petroleum, Inc. 2.625% 9/15/23	680,000	70,585
PDC Energy, Inc. 1.125% 9/15/21	1,262,000	1,159,511
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)	3,200,000	3,472,448
Scorpio Tankers, Inc. 3% 5/15/22	5,878,000	5,240,963
SM Energy Co. 1.5% 7/1/21	110,000	84,686
Teekay Corp. 5% 1/15/23	113,000	91,098
		24,081,098
TOTAL ENERGY		24,428,943
FINANCIALS - 0.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38	355,000	283,113
Consumer Finance - 0.1%
LendingTree, Inc. 0.625% 6/1/22	1,276,000	1,761,646
Diversified Financial Services - 0.1%
AXA SA 7.25% 5/15/21 (a)	4,525,000	4,126,234
RWT Holdings, Inc. 5.75% 10/1/25 (a)	500,000	390,739
		4,516,973
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (a)	510,000	416,925
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	529,000	487,341
4.75% 3/15/23	473,000	427,769
Exantas Capital Corp. 4.5% 8/15/22	308,000	138,600
Starwood Property Trust, Inc. 4.375% 4/1/23	250,000	221,199
		1,691,834
TOTAL FINANCIALS		8,253,566
HEALTH CARE - 3.2%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	952,612
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (a)	1,300,000	1,471,595
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	2,714,000	3,047,436
1.25% 5/15/27 (a)	2,996,000	3,197,809
1.5% 10/15/20	525,000	623,442
Bridgebio Pharma, Inc. 2.5% 3/15/27 (a)	1,000,000	949,084
Clovis Oncology, Inc.:
2.5% 9/15/21	518,000	461,345
4.5% 8/1/24 (a)	460,000	470,680
Coherus BioSciences, Inc. 1.5% 4/15/26 (a)	750,000	859,012
Exact Sciences Corp.:
0.375% 3/15/27	3,474,000	3,520,124
0.375% 3/1/28	4,030,000	3,785,747
1% 1/15/25	2,800,000	3,781,969
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,120,000	853,601
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (a)	330,000	390,483
Inovio Pharmaceuticals, Inc. 6.5% 3/1/24	183,000	502,594
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	1,320,000	1,230,784
3.25% 7/1/23	1,120,000	954,578
Invitae Corp. 2% 9/1/24 (a)	289,000	264,305
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (a)	930,000	928,719
1.5% 6/15/26 (a)	930,000	921,898
2.25% 6/15/22	1,400,000	1,439,437
Isis Pharmaceuticals, Inc. 1% 11/15/21	2,151,000	2,313,435
Karyopharm Therapeutics, Inc. 3% 10/15/25	600,000	850,709
Natera, Inc. 2.25% 5/1/27 (a)	1,220,000	1,608,636
Neurocrine Biosciences, Inc. 2.25% 5/15/24	2,468,000	4,129,077
Novavax, Inc. 3.75% 2/1/23	8,177,000	7,063,763
PTC Therapeutics, Inc.:
1.5% 9/15/26 (a)	700,000	815,518
3% 8/15/22	310,000	358,212
Retrophin, Inc. 2.5% 9/15/25	1,325,000	1,009,274
Sarepta Therapeutics, Inc. 1.5% 11/15/24	1,845,000	4,022,933
		52,778,811
Health Care Equipment & Supplies - 1.1%
Cantel Medical Corp. 3.25% 5/15/25 (a)	640,000	748,869
CONMED Corp. 2.625% 2/1/24	1,068,000	1,132,360
DexCom, Inc.:
0.25% 11/15/25 (a)	3,380,000	3,344,187
0.75% 5/15/22	2,042,000	7,792,783
0.75% 12/1/23	3,403,000	7,890,706
Envista Holdings Corp. 2.375% 6/1/25 (a)	2,200,000	2,633,699
Insulet Corp.:
0.375% 9/1/26 (a)	2,406,000	2,578,885
1.375% 11/15/24	2,440,000	5,006,158
Integra LifeSciences Holdings Corp. 0.5% 8/15/25(a)	2,458,000	2,327,972
Mesa Laboratories, Inc. 1.375% 8/15/25	1,275,000	1,415,029
Nevro Corp.:
1.75% 6/1/21	450,000	629,717
2.75% 4/1/25	885,000	1,241,396
NuVasive, Inc.:
0.375% 3/15/25 (a)	1,300,000	1,182,440
1% 6/1/23 (a)	1,490,000	1,472,577
2.25% 3/15/21	1,915,000	2,167,223
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)	1,400,000	1,422,855
Wright Medical Group NV 2.25% 11/15/21	1,265,000	1,774,882
Wright Medical Group, Inc. 1.625% 6/15/23	2,685,000	2,775,202
		47,536,940
Health Care Providers & Services - 0.2%
1Life Healthcare, Inc. 3% 6/15/25 (a)	1,790,000	1,747,881
Anthem, Inc. 2.75% 10/15/42	1,524,000	6,253,091
PetIQ, Inc. 4% 6/1/26 (a)	90,000	107,883
		8,108,855
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (a)	1,100,000	791,438
Health Catalyst, Inc. 2.5% 4/15/25 (a)	1,200,000	1,302,347
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	1,403,000	1,404,974
Teladoc Health, Inc.:
1.25% 6/1/27 (a)	90,000	94,057
1.375% 5/15/25	1,092,000	3,529,757
3% 12/15/22	996,000	3,937,935
		11,060,508
Life Sciences Tools & Services - 0.2%
Illumina, Inc.:
0% 8/15/23	1,496,000	1,602,658
0.5% 6/15/21	1,235,000	1,809,390
Nanostring Technologies, Inc. 2.625% 3/1/25 (a)	500,000	472,500
NeoGenomics, Inc. 1.25% 5/1/25	920,000	913,021
Repligen Corp. 0.375% 7/15/24	1,960,000	2,527,658
		7,325,227
Pharmaceuticals - 0.2%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (a)	1,410,000	1,264,651
Collegium Pharmaceutical, Inc. 2.625% 2/15/26	1,145,000	1,155,953
Innoviva, Inc.:
2.125% 1/15/23	905,000	884,921
2.5% 8/15/25	630,000	662,807
Jazz Investments I Ltd.:
1.5% 8/15/24	138,000	127,195
1.875% 8/15/21	58,000	56,725
Pacira Biosciences, Inc. 2.375% 4/1/22	1,070,000	1,104,370
Revance Therapeutics, Inc. 1.75% 2/15/27 (a)	1,525,000	1,312,065
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	1,235,000	1,099,580
Theravance Biopharma, Inc. 3.25% 11/1/23	1,287,000	1,312,740
Tricida, Inc. 3.5% 5/15/27 (a)	1,070,000	1,074,569
		10,055,576
TOTAL HEALTH CARE		136,865,917
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,645,000	2,844,688
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. 1.125% 10/15/24	2,251,000	2,106,483
Airlines - 0.2%
Air Canada 4% 7/1/25 (a)	3,000,000	3,078,750
Southwest Airlines Co. 1.25% 5/1/25	2,790,000	3,137,006
Spirit Airlines, Inc. 4.75% 5/15/25	108,000	125,591
		6,341,347
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23	2,090,000	1,924,508
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	1,847,000	1,751,187
Granite Construction, Inc. 2.75% 11/1/24 (a)	3,578,000	2,584,593
		4,335,780
Electrical Equipment - 0.0%
Plug Power, Inc. 3.75% 6/1/25 (a)	940,000	940,000
Machinery - 0.0%
Chart Industries, Inc. 1% 11/15/24 (a)	965,000	896,310
Fortive Corp. 0.875% 2/15/22	103,000	98,503
Greenbrier Companies, Inc. 2.875% 2/1/24	486,000	395,452
Meritor, Inc. 3.25% 10/15/37	355,000	350,029
		1,740,294
Marine - 0.0%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (a)	110,000	72,573
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23	3,768,000	5,012,728
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	430,000	401,572
TOTAL INDUSTRIALS		25,719,973
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. 5% 3/15/24	621,000	486,744
CalAmp Corp. 2% 8/1/25	1,720,000	1,225,521
Inseego Corp. 3.25% 5/1/25	1,100,000	1,077,801
InterDigital, Inc. 2% 6/1/24 (a)	1,470,000	1,455,874
Liberty Media Corp. 3.5% 1/15/31	2,720,000	1,975,754
Lumentum Holdings, Inc.:
0.25% 3/15/24	1,888,000	2,557,496
0.5% 12/15/26 (a)	4,058,000	4,058,489
Viavi Solutions, Inc.:
1% 3/1/24	780,000	859,348
1.75% 6/1/23	800,000	858,000
		14,555,027
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22	2,981,000	3,512,017
Insight Enterprises, Inc. 0.75% 2/15/25 (a)	1,073,000	1,040,306
Knowles Corp. 3.25% 11/1/21	745,000	790,336
TTM Technologies, Inc. 1.75% 12/15/20	1,000,000	1,233,480
		6,576,139
IT Services - 1.3%
Akamai Technologies, Inc.:
0.125% 5/1/25	8,085,000	10,000,793
0.375% 9/1/27 (a)	6,849,000	7,496,923
Euronet Worldwide, Inc. 0.75% 3/15/49	1,295,000	1,173,594
i3 Verticals LLC 1% 2/15/25 (a)	980,000	912,716
KBR, Inc. 2.5% 11/1/23	622,000	705,804
MongoDB, Inc.:
0.25% 1/15/26 (a)	2,295,000	2,943,529
0.75% 6/15/24	435,000	1,456,375
Okta, Inc.:
0.125% 9/1/25 (a)	3,867,000	4,722,614
0.25% 2/15/23	240,000	965,594
Perficient, Inc. 2.375% 9/15/23	390,000	425,335
Sabre GLBL, Inc. 4% 4/15/25 (a)	434,000	494,420
Square, Inc.:
0.125% 3/1/25 (a)	2,418,000	2,381,590
0.375% 3/1/22	572,000	2,048,656
0.5% 5/15/23	2,334,000	2,912,286
Twilio, Inc. 0.25% 6/1/23	1,553,000	4,333,598
Unisys Corp. 5.5% 3/1/21	845,000	1,103,916
Wix.com Ltd. 0% 7/1/23	7,781,000	12,506,240
		56,583,983
Semiconductors & Semiconductor Equipment - 1.3%
Adesto Technologies Corp. 4.25% 9/15/24 (a)	1,283,000	1,504,877
Advanced Micro Devices, Inc. 2.125% 9/1/26	432,000	2,888,899
Cree, Inc.:
0.875% 9/1/23	1,975,000	2,164,663
1.75% 5/1/26 (a)	2,250,000	2,902,500
Enphase Energy, Inc. 0.25% 3/1/25 (a)	3,300,000	3,362,532
Impinj, Inc. 2% 12/15/26 (a)	1,560,000	1,549,250
Inphi Corp.:
0.75% 9/1/21	1,150,000	2,557,438
0.75% 4/15/25 (a)	1,220,000	1,511,776
1.125% 12/1/20	421,000	1,321,638
Microchip Technology, Inc.:
1.625% 2/15/25	4,480,000	8,868,946
1.625% 2/15/27	2,433,000	3,274,960
2.25% 2/15/37	2,641,000	3,451,330
Micron Technology, Inc. 3.125% 5/1/32	687,000	3,276,277
Novellus Systems, Inc. 2.625% 5/15/41	263,000	2,259,741
ON Semiconductor Corp.:
1% 12/1/20	2,550,000	2,715,480
1.625% 10/15/23	2,358,000	2,614,141
Rambus, Inc. 1.375% 2/1/23	840,000	876,485
Silicon Laboratories, Inc. 1.375% 3/1/22	321,000	373,242
SMART Global Holdings, Inc. 2.25% 2/15/26 (a)	2,850,000	2,517,512
Synaptics, Inc. 0.5% 6/15/22	1,185,000	1,290,633
Teradyne, Inc. 1.25% 12/15/23	1,341,000	2,903,335
Veeco Instruments, Inc. 3.75% 6/1/27 (a)	90,000	95,388
		54,281,043
Software - 3.1%
2U, Inc. 2.25% 5/1/25 (a)	1,500,000	2,153,438
8x8, Inc. 0.5% 2/1/24	1,170,000	1,013,368
Altair Engineering, Inc. 0.25% 6/1/24	1,080,000	1,127,056
Alteryx, Inc.:
0.5% 8/1/24 (a)	1,352,000	1,415,158
1% 8/1/26 (a)	1,296,000	1,369,630
Atlassian, Inc. 0.625% 5/1/23	2,685,000	6,134,493
Avaya Holdings Corp. 2.25% 6/15/23	550,000	480,492
Benefitfocus, Inc. 1.25% 12/15/23	1,494,000	1,060,147
BlackLine, Inc. 0.125% 8/1/24 (a)	1,586,000	1,891,568
Cerence, Inc. 3% 6/1/25 (a)	90,000	104,056
Cloudflare, Inc. 0.75% 5/15/25 (a)	340,000	360,204
Coupa Software, Inc.:
0.125% 6/15/25 (a)	2,544,000	3,908,466
0.375% 1/15/23	703,000	3,566,615
CyberArk Software Ltd. 0% 11/15/24 (a)	2,525,000	2,387,782
Datadog, Inc. 0.125% 6/15/25 (a)	90,000	93,996
DocuSign, Inc. 0.5% 9/15/23	1,526,000	3,045,455
Everbridge, Inc.:
0.125% 12/15/24 (a)	1,997,000	2,819,579
1.5% 11/1/22	429,000	1,862,938
FireEye, Inc.:
0.875% 6/1/24	2,660,000	2,358,998
1.625% 6/1/35	2,500,000	2,325,766
Five9, Inc.:
0.125% 5/1/23	919,000	2,338,098
0.5% 6/1/25 (a)	90,000	93,122
Guidewire Software, Inc. 1.25% 3/15/25	1,709,000	1,900,001
HubSpot, Inc. 0.25% 6/1/22	1,764,000	3,746,540
j2 Global, Inc.:
1.75% 11/1/26 (a)	2,824,000	2,554,198
3.25% 6/15/29	2,145,000	2,673,707
LivePerson, Inc. 0.75% 3/1/24 (a)	8,543,000	10,020,698
Model N, Inc. 2.625% 6/1/25 (a)	1,300,000	1,477,777
New Relic, Inc. 0.5% 5/1/23	903,000	858,620
Nuance Communications, Inc.:
1% 12/15/35	2,965,000	3,249,177
1.25% 4/1/25	2,774,000	3,616,128
Nutanix, Inc. 0% 1/15/23	328,000	290,110
Palo Alto Networks, Inc. 0.75% 7/1/23	8,380,000	9,251,624
Pegasystems, Inc. 0.75% 3/1/25 (a)	2,264,000	2,287,366
Pluralsight, Inc. 0.375% 3/1/24	1,650,000	1,442,760
Proofpoint, Inc. 0.25% 8/15/24 (a)	3,498,000	3,538,700
PROS Holdings, Inc. 1% 5/15/24 (a)	517,000	475,582
Q2 Holdings, Inc.:
0.75% 2/15/23	1,549,000	2,346,090
0.75% 6/1/26 (a)	1,903,000	2,085,361
Rapid7, Inc.:
1.25% 8/1/23	1,250,000	1,624,975
2.25% 5/1/25 (a)	1,390,000	1,464,221
RealPage, Inc.:
1.5% 11/15/22	1,181,000	1,978,445
1.5% 5/15/25	1,330,000	1,453,616
RingCentral, Inc.:
0% 3/15/23	866,000	2,882,612
0% 3/1/25 (a)	2,281,000	2,352,281
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	3,125,000	3,232,432
ServiceNow, Inc. 0% 6/1/22	2,084,000	5,971,640
Slack Technologies, Inc. 0.5% 4/15/25 (a)	1,600,000	2,085,000
Splunk, Inc.:
0.5% 9/15/23	3,256,000	4,469,094
1.125% 9/15/25	2,435,000	3,421,358
Varonis Systems, Inc. 1.25% 8/15/25 (a)	740,000	828,265
Verint Systems, Inc. 1.5% 6/1/21	1,400,000	1,394,032
Workday, Inc.:
0.25% 10/1/22	3,201,000	4,343,437
1.5% 7/15/20	465,000	1,041,929
Workiva, Inc. 1.125% 8/15/26 (a)	603,000	511,328
Zendesk, Inc. 0.25% 3/15/23	1,937,000	2,855,453
		135,634,982
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23	490,000	482,123
Western Digital Corp. 1.5% 2/1/24	1,666,000	1,541,022
		2,023,145
TOTAL INFORMATION TECHNOLOGY		269,654,319
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	3,420,000	3,248,187
Cleveland-Cliffs, Inc. 1.5% 1/15/25	88,000	72,872
Endeavour Mining Corp. 3% 2/15/23 (a)	2,410,000	2,825,725
SSR Mining, Inc. 2.5% 4/1/39	2,061,000	2,611,029
United States Steel Corp. 5% 11/1/26 (a)	528,000	396,291
		9,154,104
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (a)	750,000	482,323
Extra Space Storage LP 3.125% 10/1/35 (a)	1,774,000	1,954,640
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125% 9/1/22	400,000	470,273
IH Merger Sub LLC 3.5% 1/15/22	1,000,000	1,237,176
iStar Financial, Inc. 3.125% 9/15/22	1,075,000	1,037,483
National Health Investors, Inc. 3.25% 4/1/21	550,000	534,188
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	85,000	84,788
		5,800,871
Real Estate Management & Development - 0.1%
Colliers International Group, Inc. 4% 6/1/25 (a)	960,000	1,102,800
Redfin Corp. 1.75% 7/15/23	450,000	537,463
		1,640,263
TOTAL REAL ESTATE		7,441,134
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48	2,259,000	2,320,758
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	1,542,000	1,595,833
TOTAL UTILITIES		3,916,591

TOTAL CONVERTIBLE BONDS		655,971,481

Nonconvertible Bonds - 0.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32	1,500,000	2,163,300
Entertainment - 0.0%
Viacom, Inc. 6.25% 2/28/57 (b)	2,025,000	2,045,594
TOTAL COMMUNICATION SERVICES		4,208,894
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	5,783,000	6,259,057
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	975,000	1,011,563
		7,270,620
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	1,000,000	627,500
FINANCIALS - 0.5%
Banks - 0.3%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.1304% 3/1/27 (b)(c)	4,500,000	3,936,940
3 month U.S. LIBOR + 0.620% 1.3116% 8/1/28 (b)(c)	4,500,000	3,830,190
3 month U.S. LIBOR + 1.000% 1.3924% 5/15/77 (b)(c)	4,500,000	3,251,250
		11,018,380
Consumer Finance - 0.1%
Ally Financial, Inc. 8% 11/1/31	1,985,000	2,421,700
Diversified Financial Services - 0.1%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.33% 12/21/65 (a)(b)(c)	14,050,000	6,076,625
TOTAL FINANCIALS		19,516,705
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	810,000	602,235
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,170,000	1,159,119
4.625% 12/1/29 (a)	670,000	668,432
		1,827,551
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (b)	300,000	306,723

TOTAL NONCONVERTIBLE BONDS		34,360,228

TOTAL CORPORATE BONDS
(Cost $580,314,556)		690,331,709
	Shares	Value

Common Stocks - 53.1%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,007,500	61,951,450
Verizon Communications, Inc.	1,077,500	61,826,950
		123,778,400
Entertainment - 0.4%
The Walt Disney Co.	133,200	15,624,360
Media - 0.3%
Comcast Corp. Class A	150,100	5,943,960
Interpublic Group of Companies, Inc.	464,800	7,952,728
		13,896,688
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (d)	176,100	17,617,044

TOTAL COMMUNICATION SERVICES		170,916,492

CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	369,000	68,752,080
Restaurant Brands International, Inc.	91,100	4,976,971
Starbucks Corp.	57,300	4,468,827
		78,197,878
Household Durables - 0.1%
Lennar Corp. Class A	91,100	5,507,906
Multiline Retail - 0.7%
Dollar General Corp.	81,300	15,569,763
Dollar Tree, Inc. (d)	160,500	15,708,135
		31,277,898
Specialty Retail - 1.7%
Lowe's Companies, Inc.	183,400	23,906,190
The Home Depot, Inc.	84,300	20,946,864
Tiffany & Co., Inc.	77,233	9,895,864
TJX Companies, Inc.	329,900	17,405,524
		72,154,442

TOTAL CONSUMER DISCRETIONARY		187,138,124

CONSUMER STAPLES - 9.7%
Beverages - 2.0%
Diageo PLC	345,900	12,068,415
PepsiCo, Inc.	560,500	73,733,775
		85,802,190
Food & Staples Retailing - 1.5%
Kroger Co.	630,100	20,553,862
Sysco Corp.	323,200	17,827,712
Walmart, Inc.	226,000	28,037,560
		66,419,134
Food Products - 1.1%
Conagra Brands, Inc.	182,400	6,345,696
McCormick & Co., Inc. (non-vtg.)	21,600	3,783,456
Nestle SA (Reg. S)	105,520	11,457,051
The Hershey Co.	87,800	11,912,704
The J.M. Smucker Co.	128,300	14,617,219
		48,116,126
Household Products - 2.7%
Procter & Gamble Co.	1,004,458	116,436,771
Personal Products - 0.4%
Unilever NV (NY Reg.)	318,700	16,419,424
Tobacco - 2.0%
Altria Group, Inc.	868,500	33,914,925
Philip Morris International, Inc.	705,700	51,770,152
		85,685,077

TOTAL CONSUMER STAPLES		418,878,722

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Ardmore Shipping Corp.	497,128	2,903,228
Black Stone Minerals LP	147,500	935,150
BP PLC	2,594,500	9,921,216
Brigham Minerals, Inc. Class A	130,700	1,731,775
Cheniere Energy, Inc. (d)	140,300	6,222,305
Chevron Corp.	118,500	10,866,450
ConocoPhillips Co.	269,777	11,379,194
Delek Logistics Partners LP	80,400	1,914,324
DHT Holdings, Inc.	2,814,940	16,720,744
Enbridge, Inc.	176,400	5,737,148
Energy Transfer Equity LP	1,757,704	14,342,865
Enterprise Products Partners LP	902,400	17,235,840
EQM Midstream Partners LP	65,633	1,289,688
Equitrans Midstream Corp.	244,200	1,975,578
Euronav NV (e)	577,400	5,843,288
Exxon Mobil Corp.	881,800	40,095,446
Frontline Ltd. (NY Shares) (e)	1,280,200	11,688,226
Golar LNG Partners LP	168,300	408,969
Hess Midstream LP	120,500	2,340,110
Imperial Oil Ltd. (e)	542,400	8,473,707
Kimbell Royalty Partners LP	127,400	873,964
Magellan Midstream Partners LP	168,900	7,657,926
MPLX LP	593,069	11,262,380
Noble Midstream Partners LP	232,205	2,245,422
Phillips 66 Co.	204,100	15,972,866
Phillips 66 Partners LP	128,700	5,750,316
Plains All American Pipeline LP	359,400	3,486,180
Rattler Midstream LP	177,200	1,490,252
Scorpio Tankers, Inc. (e)	521,592	9,253,042
Suncor Energy, Inc.	395,200	6,794,047
Sunoco Logistics Partners, LP	57,400	1,480,920
Targa Resources Corp.	182,100	3,257,769
The Williams Companies, Inc.	322,412	6,586,877
Valero Energy Corp.	228,600	15,233,904
Viper Energy Partners LP	206,700	2,168,283
Western Midstream Partners LP	487,105	4,549,561
		270,088,960
FINANCIALS - 4.0%
Banks - 1.4%
Bank of America Corp.	350,600	8,456,472
Citigroup, Inc.	309,000	14,804,190
JPMorgan Chase & Co.	83,400	8,115,654
M&T Bank Corp.	148,900	15,732,774
Wells Fargo & Co.	425,300	11,257,691
		58,366,781
Capital Markets - 1.2%
BlackRock, Inc. Class A	71,700	37,903,488
KKR & Co. LP	246,000	6,826,500
Raymond James Financial, Inc.	100,200	6,941,856
		51,671,844
Consumer Finance - 0.3%
Capital One Financial Corp.	185,000	12,587,400
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (d)	30,700	5,697,306
Insurance - 1.0%
Chubb Ltd.	84,900	10,352,706
Marsh & McLennan Companies, Inc.	87,700	9,289,184
The Travelers Companies, Inc.	228,100	24,402,138
		44,044,028

TOTAL FINANCIALS		172,367,359

HEALTH CARE - 10.9%
Biotechnology - 3.1%
AbbVie, Inc.	629,300	58,317,231
Alder Biopharmaceuticals, Inc. rights (d)(f)	61,506	54,125
Amgen, Inc.	326,400	74,974,080
		133,345,436
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	53,446	13,197,421
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	53,200	16,218,020
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	460,900	25,165,140
Bristol-Myers Squibb Co.	1,081,000	64,557,320
Eli Lilly & Co.	117,300	17,941,035
Johnson & Johnson	1,064,544	158,350,909
Roche Holding AG (participation certificate)	62,980	21,861,729
Sanofi SA sponsored ADR	435,200	21,372,672
		309,248,805

TOTAL HEALTH CARE		472,009,682

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.7%
General Dynamics Corp.	78,000	11,452,740
Northrop Grumman Corp.	51,900	17,396,880
		28,849,620
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	55,800	5,956,650
Electrical Equipment - 0.5%
Eaton Corp. PLC	254,800	21,632,520
Industrial Conglomerates - 1.3%
3M Co.	257,800	40,330,232
General Electric Co.	1,484,600	9,753,822
Roper Technologies, Inc.	18,400	7,245,920
		57,329,974
Professional Services - 0.1%
Equifax, Inc.	30,100	4,622,156

TOTAL INDUSTRIALS		118,390,920

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,930,200	92,302,164
IT Services - 1.7%
Amdocs Ltd.	258,300	16,081,758
Fidelity National Information Services, Inc.	46,000	6,386,180
Paychex, Inc.	397,700	28,745,756
Visa, Inc. Class A	104,800	20,461,152
		71,674,846
Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc.	14,652	1,406,885
NVIDIA Corp.	10,200	3,621,204
NXP Semiconductors NV	149,900	14,405,390
Qualcomm, Inc.	89,500	7,238,760
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	154,500	7,775,985
		34,448,224
Software - 1.0%
Microsoft Corp.	233,000	42,697,250
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	67,100	21,333,774
Samsung Electronics Co. Ltd.	137,390	5,653,267
		26,987,041

TOTAL INFORMATION TECHNOLOGY		268,109,525

MATERIALS - 0.2%
Chemicals - 0.1%
Linde PLC	29,700	6,009,498
Containers & Packaging - 0.1%
WestRock Co.	117,300	3,291,438

TOTAL MATERIALS		9,300,936

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	69,000	17,813,730
UTILITIES - 4.4%
Electric Utilities - 2.9%
Exelon Corp.	586,300	22,461,153
NextEra Energy, Inc.	228,200	58,318,792
NRG Energy, Inc.	371,000	13,374,550
Xcel Energy, Inc.	512,700	33,340,881
		127,495,376
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	69,000	3,526,590
Vistra Energy Corp.	1,015,582	20,758,496
		24,285,086
Multi-Utilities - 0.9%
Ameren Corp.	320,700	23,965,911
WEC Energy Group, Inc.	154,000	14,126,420
		38,092,331

TOTAL UTILITIES		189,872,793

TOTAL COMMON STOCKS
(Cost $2,000,462,837)		2,294,887,243

Preferred Stocks - 8.8%
Convertible Preferred Stocks - 4.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (a)(d)	1,800	1,940,040
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	35,400	3,183,522
Household Products - 0.0%
Energizer Holdings, Inc. 7.50%	28,400	2,657,956
TOTAL CONSUMER STAPLES		5,841,478
FINANCIALS - 0.8%
Banks - 0.8%
Bank of America Corp. Series L, 7.25%	10,445	14,252,203
Wells Fargo & Co. 7.50%	13,613	18,377,550
		32,629,753
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%	13,367	312,381
TOTAL FINANCIALS		32,942,134
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 6.50% (d)	187,000	9,677,250
Boston Scientific Corp. Series A 5.50% (d)	36,200	3,958,832
Danaher Corp.:
4.75%	8,900	10,549,882
Series B 5.00%	4,560	4,668,254
		28,854,218
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%	36,700	1,743,250
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%	82,500	5,274,921
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. 5.00%	38,500	1,474,935
TOTAL HEALTH CARE		37,347,324
INDUSTRIALS - 0.3%
Machinery - 0.3%
Colfax Corp. 5.75%	20,200	2,466,420
Fortive Corp. Series A, 5.00%	5,860	4,715,835
Stanley Black & Decker, Inc. Series D 5.25%	42,900	3,489,771
		10,672,026
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. Series A 8.00%	12,900	13,882,912
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%	49,900	2,400,689
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. Series A, 6.875%	5,490	8,329,428
QTS Realty Trust, Inc. 6.50%	13,100	1,978,937
		10,308,365
UTILITIES - 1.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 6.125%	68,600	3,605,616
NextEra Energy, Inc.:
4.872%	170,100	8,657,383
5.279%	244,000	10,934,331
Southern Co. 6.75%	187,000	8,962,910
		32,160,240
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	8,500	389,658
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	58,275	3,245,335
Series B, 7.00%	59,400	2,023,944
Dominion Energy, Inc. 7.25%	66,200	6,838,460
DTE Energy Co. 6.25%	100,200	4,230,384
Sempra Energy:
6.75%	16,500	1,697,355
Series A, 6.00%	76,400	7,928,792
		25,964,270
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%	24,000	1,403,360
TOTAL UTILITIES		59,917,528

TOTAL CONVERTIBLE PREFERRED STOCKS		175,252,496

Nonconvertible Preferred Stocks - 4.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	160,000	3,793,600
5.125%	85,000	2,176,000
5.35%	120,000	3,150,000
		9,119,600
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co. 6.00%	50,000	987,500
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	12,100	171,215
Energy Transfer Partners LP Series C, 7.375% (b)	53,100	1,128,906
		1,300,121
FINANCIALS - 3.0%
Banks - 2.6%
Bank of America Corp.:
5.00%	280,000	7,000,000
6.00%	45,000	1,173,150
6.20%	29,000	748,200
Series GG, 6.00%	300,000	8,171,040
Series HH 5.875%	220,744	5,904,902
Series KK 5.375%	360,000	9,432,000
BB&T Corp.:
Series F, 5.20%	147,001	3,761,756
Series G, 5.20%	89,956	2,279,485
Series O 5.25% (d)	4,000	101,600
BOK Financial Corp. 5.375%	28,952	724,090
CIT Group, Inc. Series B 5.625%	30,000	615,900
Commerce Bancshares, Inc. 6.00%	5,000	131,050
First Republic Bank Series J 4.70%	75,000	1,808,250
First Tennessee Bank NA adj. rate (a)(b)(c)	12,500	8,312,500
JPMorgan Chase & Co.:
4.75%	200,000	4,950,000
Series AA 6.10%	35,000	887,600
Series DD, 5.75%	301,100	8,129,700
Series EE 6.00%	151,000	4,172,130
PNC Financial Services Group, Inc.:
Series P, 6.125% (b)	80,086	2,114,270
Series Q, 5.375%	45,599	1,154,795
U.S. Bancorp:
Series F, 6.50% (b)	59,451	1,590,314
Series K, 5.50%	41,000	1,120,120
Wells Fargo & Co.:
5.20%	10,000	250,450
5.70%	100,000	2,553,000
5.85% (b)	330,751	8,315,080
6.00%	3,100	79,267
6.625% (b)	24,000	639,840
Class A 5.125%	10,000	249,300
Series P, 5.25%	37,639	941,351
Series X, 5.50%	400,000	10,108,000
Series Y, 5.625%	55,000	1,422,850
Series Z 4.75%	475,000	11,257,500
		110,099,490
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%	20,000	509,398
Northern Trust Corp. Series E 4.70%	60,000	1,503,000
Oaktree Capital Group LLC:
6.55%	20,000	513,400
Series A, 6.625%	12,197	316,513
State Street Corp.:
Series D, 5.90% (b)	5,000	129,500
Series G, 5.35% (b)	20,000	537,000
		3,508,811
Consumer Finance - 0.1%
Capital One Financial Corp.:
5.00%	31,000	721,060
Series J 5.00%	115,000	2,516,200
Synchrony Financial Series A 5.625%	40,000	817,400
		4,054,660
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. Series A 5.25%	67,000	1,594,593
Insurance - 0.2%
Allstate Corp.:
5.10%	130,000	3,387,800
Series I 4.75%	40,000	1,019,200
Hartford Financial Services Group, Inc.:
7.875% (b)	10,500	285,915
Series G, 6.00%	32,500	893,425
MetLife, Inc.:
5.625%	20,000	532,000
Series F 4.75%	50,000	1,237,500
Prudential Financial, Inc. 5.625%	5,000	134,250
W.R. Berkley Corp.:
5.10%	90,000	2,234,700
5.70%	10,000	266,700
5.75%	10,000	257,600
5.90%	7,241	189,569
		10,438,659
TOTAL FINANCIALS		129,696,213
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Grifols SA Class B	291,200	5,572,816
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	627,374
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 5.25%	36,050	908,100
National Retail Properties, Inc. Series F, 5.20%	50,000	1,175,750
Public Storage:
Series B, 5.40%	5,000	128,613
Series C, 5.125%	40,099	1,036,158
Series D, 4.95%	25,000	637,750
Series E, 4.90%	328,535	8,318,506
Series F, 5.15%	5,298	138,808
Series G, 5.05%	39,937	1,047,947
Series H 5.60%	7,100	194,895
Series I 4.875%	15,000	389,700
Series J:
4.70%	52,500	1,338,750
4.75%	30,000	777,900
Series V, 5.375%	31,444	801,508
Series W, 5.20%	98,672	2,526,003
Series X, 5.20%	20,000	511,200
		19,931,588
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. Series A, 5.00%	5,000	138,100
Duke Energy Corp.:
5.125%	10,000	254,900
5.625%	85,000	2,354,500
5.75%	11,800	326,034
Entergy Louisiana LLC 5.25%	7,800	199,602
Entergy New Orleans, Inc. 5.50%	7,217	191,756
Entergy, Inc.:
0.00%	5,000	129,200
4.875%	8,000	207,040
Series A 5.375%	10,000	258,800
Georgia Power Co. 5.00%	5,000	130,950
NextEra Energy Capital Holdings, Inc.:
5.65%	7,500	202,575
Series I, 5.125%	176,264	4,472,734
Series J, 5.00%	15,000	380,850
Southern Co.:
5.25%	110,000	2,835,800
5.25%	186,487	4,923,257
6.25%	136,653	3,502,416
Series A 4.95%	105,000	2,619,750
		23,128,264
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Energy Partners LP 5.25%	60,000	1,535,400
Multi-Utilities - 0.3%
CMS Energy Corp.:
5.625%	98,258	2,597,942
5.875%	39,330	1,059,944
5.875%	17,943	478,360
Dominion Energy, Inc. Series A, 5.25%	31,034	817,125
DTE Energy Co.:
5.25%	3,500	88,515
6.00%	33,699	895,719
Series B, 5.375%	75,210	1,947,187
Series E, 5.25%	75,000	1,957,500
Integrys Energy Group, Inc. 0.00% (b)	48,019	1,215,361
Sempra Energy 5.75%	79,959	2,046,151
		13,103,804
TOTAL UTILITIES		37,767,468

TOTAL NONCONVERTIBLE PREFERRED STOCKS		205,002,680

TOTAL PREFERRED STOCKS
(Cost $366,760,747)		380,255,176
	Principal Amount	Value

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (b)(c)(g)	5,283,456	5,032,492
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (b)(c)(g)	6,873,915	6,499,700
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (b)(c)(g)	1,065,084	1,007,100
		12,539,292
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (b)(c)(g)	1,102,779	1,033,392
Specialty Retail - 0.0%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26 (b)(c)(g)	29,925	28,504

TOTAL CONSUMER DISCRETIONARY		13,601,188

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (b)(c)(g)	3,650,000	926,699
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (b)(c)(g)	95,000	90,488
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (b)(c)(g)	6,300,095	6,122,118
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 1/23/27 (b)(c)(g)	120,000	116,000
		6,238,118

TOTAL INDUSTRIALS		6,328,606

MATERIALS - 0.0%
Chemicals - 0.0%
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (b)(c)(g)	200,000	192,000
TOTAL BANK LOAN OBLIGATIONS
(Cost $24,541,532)		21,048,493
	Shares	Value

Equity Funds - 10.6%
Fidelity Real Estate Equity Central Fund (h)
(Cost $525,588,936)	4,435,461	460,046,012
	Principal Amount	Value

Preferred Securities - 8.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(i)	1,900,000	1,219,602
Energy Transfer Partners LP:
6.25% (b)(i)	2,270,000	1,766,833
6.75% (b)(i)	500,000	417,834
7.125% (b)	500,000	414,146
Summit Midstream Partners LP 9.5% (b)(i)	1,000,000	138,862
		3,957,277
FINANCIALS - 7.4%
Banks - 6.8%
Bank of America Corp.:
4.3% (b)(i)	1,000,000	915,243
5.125% (b)(i)	26,975,000	26,785,329
5.2% (b)(i)	24,000,000	23,724,000
5.875% (b)(i)	10,000,000	10,316,613
6.1% (b)(i)	12,120,000	12,908,986
6.25% (b)(i)	14,575,000	15,394,129
6.3% (b)(i)	1,250,000	1,386,512
6.5% (b)(i)	2,000,000	2,169,172
BB&T Corp.:
4.8% (b)(i)	3,000,000	2,889,030
4.95% (b)(i)	250,000	252,188
BNP Paribas SA 4.5% (a)(b)(i)	1,000,000	868,242
Citigroup, Inc.:
4.7% (b)(i)	10,830,000	9,603,964
5% (b)(i)	12,000,000	11,366,257
5.35% (b)(i)	5,000,000	4,612,359
5.9% (b)(i)	6,605,000	6,785,597
5.95% (b)(i)	7,000,000	6,665,921
5.95% (b)(i)	11,750,000	12,059,718
6.25% (b)(i)	3,500,000	3,789,996
6.3% (b)(i)	5,000,000	5,012,578
Huntington Bancshares, Inc. 5.625% (b)(i)	500,000	502,500
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (b)(c)(i)	10,000,000	8,582,258
4% (b)(i)	4,000,000	3,482,962
4.4866% (b)(c)(i)	8,085,000	7,483,891
4.6% (b)(i)	4,270,000	3,856,451
4.625% (b)(i)	500,000	464,448
5% (b)(i)	11,015,000	10,525,173
5.15% (b)(i)	11,765,000	11,345,446
6% (b)(i)	8,000,000	8,248,441
6.1% (b)(i)	9,000,000	9,398,490
6.125% (b)(i)	7,000,000	7,133,736
6.75% (b)(i)	10,000,000	10,874,382
PNC Financial Services Group, Inc.:
4.85% (b)(i)	490,000	478,127
5% (b)(i)	230,000	230,969
6.75% (b)(i)	3,500,000	3,589,699
U.S. Bancorp 5.3% (b)(i)	1,500,000	1,521,459
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(i)	9,796,000	9,882,921
Wells Fargo & Co.:
5.875% (b)(i)	10,650,000	11,619,526
5.9% (b)(i)	27,000,000	27,576,536
		294,303,249
Capital Markets - 0.4%
Bank of New York Mellon Corp.:
4.625% (b)(i)	2,000,000	1,968,351
4.7% (b)(i)	1,000,000	1,030,406
4.95% (b)(i)	2,250,000	2,149,052
Charles Schwab Corp.:
4.625% (b)(i)	250,000	237,890
5.375% (b)(i)	2,000,000	2,109,324
7% (b)(i)	1,000,000	1,072,649
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (b)(c)(i)	4,694,000	4,029,171
Goldman Sachs Group, Inc.:
4.4% (b)(i)	435,000	400,219
4.95% (b)(i)	940,000	927,738
Northern Trust Corp. 4.6% (b)(i)	1,785,000	1,736,210
State Street Corp. 5.25% (b)(i)	1,750,000	1,668,597
		17,329,607
Insurance - 0.2%
MetLife, Inc. 5.25% (b)(i)	7,000,000	6,434,693

TOTAL FINANCIALS		318,067,549

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.5%
General Electric Co. 5% (b)(i)	27,131,000	21,441,231
Trading Companies & Distributors - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (b)	12,140,000	8,440,074

TOTAL INDUSTRIALS		29,881,305

UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 4.875% (b)(i)	500,000	510,100
Multi-Utilities - 0.0%
Dominion Energy, Inc. 4.65% (b)(i)	250,000	250,030

TOTAL UTILITIES		760,130

TOTAL PREFERRED SECURITIES
(Cost $368,172,167)		352,666,261
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.11% (j)	91,980,141	91,998,537
Fidelity Securities Lending Cash Central Fund 0.10% (j)(k)	8,378,295	8,379,133
TOTAL MONEY MARKET FUNDS
(Cost $100,376,143)		100,377,670
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,966,216,918)		4,299,612,564
NET OTHER ASSETS (LIABILITIES) - 0.5%		19,437,411
NET ASSETS - 100%		$4,319,049,975

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,461,668 or 5.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Level 3 security

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,470,079
Fidelity Real Estate Equity Central Fund	6,569,262
Fidelity Securities Lending Cash Central Fund	6,101
Total	$8,045,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Real Estate Equity Central Fund	$488,293,250	$64,741,029	$19,786,204	$639,900	$(73,841,963)	$460,046,012	74.9%
Total	$488,293,250	$64,741,029	$19,786,204	$639,900	$(73,841,963)	$460,046,012

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$180,036,092	$180,036,092	$--	$--
Consumer Discretionary	190,065,664	187,138,124	2,927,540	--
Consumer Staples	424,720,200	395,353,256	29,366,944	--
Energy	271,389,081	261,467,865	9,921,216	--
Financials	335,005,706	291,516,372	43,489,334	--
Health Care	514,929,822	450,093,828	64,781,869	54,125
Industrials	129,690,320	119,018,294	10,672,026	--
Information Technology	281,992,437	268,109,525	13,882,912	--
Materials	11,701,625	9,300,936	2,400,689	--
Real Estate	48,053,683	37,745,318	10,308,365	--
Utilities	287,557,789	223,805,150	63,752,639	--
Corporate Bonds	690,331,709	--	690,331,709	--
Bank Loan Obligations	21,048,493	--	21,048,493	--
Equity Funds	460,046,012	460,046,012	--	--
Preferred Securities	352,666,261	--	352,666,261	--
Money Market Funds	100,377,670	100,377,670	--	--
Total Investments in Securities:	$4,299,612,564	$2,984,008,442	$1,315,549,997	$54,125

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.3%
BBB	7.0%
BB	3.5%
B	2.4%
CCC,CC,C	0.0%(a)
Not Rated	11.5%
Equities	72.4%
Short-Term Investments and Net Other Assets	2.9%
100%

 (a) Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,018,152) — See accompanying schedule: Unaffiliated issuers (cost $3,340,251,839)	$3,739,188,882
Fidelity Central Funds (cost $625,965,079)	560,423,682
Total Investment in Securities (cost $3,966,216,918)		$4,299,612,564
Foreign currency held at value (cost $23)		23
Receivable for investments sold		32,914,002
Receivable for fund shares sold		2,048,832
Dividends receivable		9,028,592
Interest receivable		2,624,325
Distributions receivable from Fidelity Central Funds		11,486
Prepaid expenses		1,052
Total assets		4,346,240,876
Liabilities
Payable for investments purchased	$13,217,309
Payable for fund shares redeemed	2,576,444
Accrued management fee	1,864,603
Distribution and service plan fees payable	445,889
Other affiliated payables	624,895
Other payables and accrued expenses	82,641
Collateral on securities loaned	8,379,120
Total liabilities		27,190,901
Net Assets		$4,319,049,975
Net Assets consist of:
Paid in capital		$3,895,956,311
Total accumulated earnings (loss)		423,093,664
Net Assets		$4,319,049,975
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($599,106,763 ÷ 42,089,396 shares)(a)		$14.23
Maximum offering price per share (100/94.25 of $14.23)		$15.10
Class M:
Net Asset Value and redemption price per share ($251,055,691 ÷ 17,650,346 shares)(a)		$14.22
Maximum offering price per share (100/96.50 of $14.22)		$14.74
Class C:
Net Asset Value and offering price per share ($275,151,120 ÷ 19,426,751 shares)(a)		$14.16
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,589,067,913 ÷ 180,590,953 shares)		$14.34
Class I:
Net Asset Value, offering price and redemption price per share ($484,250,202 ÷ 33,878,738 shares)		$14.29
Class Z:
Net Asset Value, offering price and redemption price per share ($120,418,286 ÷ 8,422,958 shares)		$14.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$58,188,941
Interest		7,666,939
Income from Fidelity Central Funds (including $6,101 from security lending)		8,045,442
Total income		73,901,322
Expenses
Management fee	$12,401,420
Transfer agent fees	3,483,839
Distribution and service plan fees	2,881,774
Accounting fees	533,432
Custodian fees and expenses	21,417
Independent trustees' fees and expenses	8,512
Registration fees	70,567
Audit	44,772
Legal	5,571
Miscellaneous	16,884
Total expenses before reductions	19,468,188
Expense reductions	(97,072)
Total expenses after reductions		19,371,116
Net investment income (loss)		54,530,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,087,804
Fidelity Central Funds	655,276
Foreign currency transactions	(304,105)
Total net realized gain (loss)		65,438,975
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(318,123,445)
Fidelity Central Funds	(73,845,628)
Assets and liabilities in foreign currencies	12,678
Total change in net unrealized appreciation (depreciation)		(391,956,395)
Net gain (loss)		(326,517,420)
Net increase (decrease) in net assets resulting from operations		$(271,987,214)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,530,206	$115,415,995
Net realized gain (loss)	65,438,975	237,212,446
Change in net unrealized appreciation (depreciation)	(391,956,395)	171,607,764
Net increase (decrease) in net assets resulting from operations	(271,987,214)	524,236,205
Distributions to shareholders	(279,422,389)	(302,089,461)
Share transactions - net increase (decrease)	(198,568,393)	248,213,434
Total increase (decrease) in net assets	(749,977,996)	470,360,178
Net Assets
Beginning of period	5,069,027,971	4,598,667,793
End of period	$4,319,049,975	$5,069,027,971

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.77	$15.18	$15.92	$14.63	$14.04	$15.46
Income from Investment Operations
Net investment income (loss)A	.16	.34	.40	.37	.38	.35
Net realized and unrealized gain (loss)	(.83)	1.23	(.02)	1.61	.84	(.51)
Total from investment operations	(.67)	1.57	.38	1.98	1.22	(.16)
Distributions from net investment income	(.17)	(.33)	(.38)B	(.38)B	(.35)	(.35)
Distributions from net realized gain	(.70)	(.65)	(.73)B	(.31)B	(.28)	(.91)
Total distributions	(.87)	(.98)	(1.12)C	(.69)	(.63)	(1.26)
Net asset value, end of period	$14.23	$15.77	$15.18	$15.92	$14.63	$14.04
Total ReturnD,E,F	(4.54)%	11.44%	2.50%	13.96%	9.07%	(.95)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.00%	1.00%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	.99%I	1.00%	1.00%	1.01%	1.02%	1.02%
Expenses net of all reductions	.99%I	1.00%	1.00%	1.01%	1.02%	1.02%
Net investment income (loss)	2.19%I	2.28%	2.62%	2.41%	2.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$599,107	$661,327	$559,334	$619,704	$701,171	$632,817
Portfolio turnover rateJ	62%I	58%	49%	64%	60%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.732 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.17	$15.90	$14.62	$14.03	$15.45
Income from Investment Operations
Net investment income (loss)A	.14	.30	.36	.33	.34	.31
Net realized and unrealized gain (loss)	(.83)	1.23	(.01)	1.61	.84	(.50)
Total from investment operations	(.69)	1.53	.35	1.94	1.18	(.19)
Distributions from net investment income	(.15)	(.29)	(.35)B	(.34)B	(.31)	(.31)
Distributions from net realized gain	(.70)	(.65)	(.73)B	(.31)B	(.28)	(.91)
Total distributions	(.85)	(.94)	(1.08)	(.66)C	(.59)	(1.23)D
Net asset value, end of period	$14.22	$15.76	$15.17	$15.90	$14.62	$14.03
Total ReturnE,F,G	(4.67)%	11.16%	2.31%	13.64%	8.80%	(1.22)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.24%J	1.25%	1.25%	1.26%	1.27%	1.28%
Expenses net of fee waivers, if any	1.24%J	1.25%	1.25%	1.26%	1.27%	1.28%
Expenses net of all reductions	1.23%J	1.25%	1.25%	1.26%	1.27%	1.27%
Net investment income (loss)	1.95%J	2.04%	2.37%	2.16%	2.41%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$251,056	$275,564	$247,182	$263,012	$251,600	$223,424
Portfolio turnover rateK	62%J	58%	49%	64%	60%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$15.10	$15.83	$14.56	$13.98	$15.39
Income from Investment Operations
Net investment income (loss)A	.10	.23	.28	.25	.27	.24
Net realized and unrealized gain (loss)	(.82)	1.22	(.01)	1.60	.83	(.50)
Total from investment operations	(.72)	1.45	.27	1.85	1.10	(.26)
Distributions from net investment income	(.11)	(.21)	(.26)B	(.27)B	(.24)	(.24)
Distributions from net realized gain	(.70)	(.65)	(.73)B	(.31)B	(.28)	(.91)
Total distributions	(.81)	(.86)	(1.00)C	(.58)	(.52)	(1.15)
Net asset value, end of period	$14.16	$15.69	$15.10	$15.83	$14.56	$13.98
Total ReturnD,E,F	(4.89)%	10.61%	1.76%	13.05%	8.22%	(1.65)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.75%	1.76%	1.76%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75%I	1.75%	1.76%	1.76%	1.78%	1.78%
Expenses net of all reductions	1.74%I	1.75%	1.75%	1.76%	1.77%	1.78%
Net investment income (loss)	1.44%I	1.53%	1.86%	1.66%	1.91%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$275,151	$316,896	$349,003	$422,221	$392,853	$348,111
Portfolio turnover rateJ	62%I	58%	49%	64%	60%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.00 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.732 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$15.27	$16.01	$14.72	$14.12	$15.54
Income from Investment Operations
Net investment income (loss)A	.18	.39	.44	.41	.42	.39
Net realized and unrealized gain (loss)	(.83)	1.24	(.02)	1.62	.85	(.51)
Total from investment operations	(.65)	1.63	.42	2.03	1.27	(.12)
Distributions from net investment income	(.19)	(.37)	(.43)B	(.42)B	(.39)	(.39)
Distributions from net realized gain	(.70)	(.65)	(.73)B	(.31)B	(.28)	(.91)
Total distributions	(.89)	(1.02)	(1.16)	(.74)C	(.67)	(1.30)
Net asset value, end of period	$14.34	$15.88	$15.27	$16.01	$14.72	$14.12
Total ReturnD,E	(4.36)%	11.81%	2.78%	14.21%	9.39%	(.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.71%	.71%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.70%H	.71%	.71%	.73%	.75%	.75%
Expenses net of all reductions	.70%H	.71%	.71%	.73%	.75%	.75%
Net investment income (loss)	2.48%H	2.57%	2.91%	2.69%	2.94%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,589,068	$3,142,639	$2,903,986	$3,294,527	$3,314,523	$2,833,413
Portfolio turnover rateI	62%H	58%	49%	64%	60%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$15.23	$15.97	$14.69	$14.09	$15.51
Income from Investment Operations
Net investment income (loss)A	.18	.38	.44	.41	.42	.39
Net realized and unrealized gain (loss)	(.84)	1.24	(.02)	1.61	.85	(.51)
Total from investment operations	(.66)	1.62	.42	2.02	1.27	(.12)
Distributions from net investment income	(.19)	(.36)	(.42)B	(.42)B	(.38)	(.39)
Distributions from net realized gain	(.70)	(.65)	(.73)B	(.31)B	(.28)	(.91)
Total distributions	(.89)	(1.01)	(1.16)C	(.74)D	(.67)E	(1.30)
Net asset value, end of period	$14.29	$15.84	$15.23	$15.97	$14.69	$14.09
Total ReturnF,G	(4.45)%	11.82%	2.76%	14.17%	9.39%	(.69)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.74%	.74%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.73%J	.74%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.73%J	.74%	.74%	.75%	.76%	.76%
Net investment income (loss)	2.45%J	2.54%	2.88%	2.67%	2.93%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$484,250	$545,366	$510,226	$658,324	$403,233	$327,167
Portfolio turnover rateK	62%J	58%	49%	64%	60%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.16 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.732 per share.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 E Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$15.24	$15.61
Income from Investment Operations
Net investment income (loss)B	.19	.40	.09
Net realized and unrealized gain (loss)	(.83)	1.23	(.33)
Total from investment operations	(.64)	1.63	(.24)
Distributions from net investment income	(.20)	(.38)	(.13)
Distributions from net realized gain	(.70)	(.65)	–
Total distributions	(.90)	(1.03)	(.13)
Net asset value, end of period	$14.30	$15.84	$15.24
Total ReturnC,D	(4.31)%	11.90%	(1.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.61%	.64%G
Expenses net of fee waivers, if any	.61%G	.61%	.64%G
Expenses net of all reductions	.60%G	.61%	.64%G
Net investment income (loss)	2.58%G	2.67%	3.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$120,418	$127,236	$28,937
Portfolio turnover rateH	62%G	58%	49%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$679,405,493
Gross unrealized depreciation	(363,132,134)
Net unrealized appreciation (depreciation)	$316,273,359
Tax cost	$3,983,339,205

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	1,375,567,409	1,580,583,699

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$775,609	$28,903
Class M	.25%	.25%	646,148	1,241
Class C	.75%	.25%	1,460,017	145,078
			$2,881,774	$175,222

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$98,544
Class M	12,675
Class C(a)	9,619
$120,838

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$547,348.18
Class M	223,761.17
Class C	264,253.18
Strategic Dividend and Income	1,994,978.14
Class I	426,570.17
Class Z	26,929.04
	$3,483,839

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Dividend & Income Fund	$26,942

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Real Estate Equity Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $479,994,211 in exchange for 3,970,832 shares of the Central Fund. The Fund had a net realized gain of $117,501,248 on investments delivered in-kind. The Fund recognized net gains for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Strategic Dividend & Income Fund	$6,097

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $523. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $149 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,512 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,936.

During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$22

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,192.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $9,410 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$36,311,442	$36,765,328
Class M	14,790,651	15,469,364
Class C	16,216,143	19,455,086
Strategic Dividend and Income	174,255,377	193,709,820
Class I	30,595,147	33,756,907
Class Z	7,253,629	2,932,956
Total	$279,422,389	$302,089,461

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	3,646,040	10,137,465	$52,904,739	$150,713,804
Reinvestment of distributions	2,345,685	2,622,271	35,217,685	35,698,883
Shares redeemed	(5,829,625)	(7,686,508)	(81,910,638)	(113,513,627)
Net increase (decrease)	162,100	5,073,228	$6,211,786	$72,899,060
Class M
Shares sold	1,751,941	3,468,735	$24,985,479	$51,223,126
Reinvestment of distributions	975,434	1,128,257	14,670,004	15,291,547
Shares redeemed	(2,560,430)	(3,413,002)	(35,841,985)	(50,613,083)
Net increase (decrease)	166,945	1,183,990	$3,813,498	$15,901,590
Class C
Shares sold	1,066,652	3,532,465	$15,351,599	$51,771,825
Reinvestment of distributions	1,045,443	1,414,634	15,739,880	18,925,001
Shares redeemed	(2,877,719)	(7,870,206)	(40,117,691)	(115,782,230)
Net increase (decrease)	(765,624)	(2,923,107)	$(9,026,212)	$(45,085,404)
Strategic Dividend and Income
Shares sold	11,862,100	31,412,334	$173,817,983	$469,433,397
Reinvestment of distributions	10,328,866	12,644,084	156,069,905	173,457,371
Shares redeemed	(39,465,616)	(36,321,610)	(534,431,673)	(541,844,805)
Net increase (decrease)	(17,274,650)	7,734,808	$(204,543,785)	$101,045,963
Class I
Shares sold	4,571,857	9,398,197	$66,382,798	$139,640,055
Reinvestment of distributions	1,888,695	2,281,249	28,417,826	31,203,792
Shares redeemed	(7,016,711)	(10,735,952)	(97,823,120)	(159,665,659)
Net increase (decrease)	(556,159)	943,494	$(3,022,496)	$11,178,188
Class Z
Shares sold	2,045,443	7,041,963	$29,692,559	$106,194,305
Reinvestment of distributions	424,893	182,211	6,380,448	2,558,764
Shares redeemed	(2,078,944)	(1,091,315)	(28,074,191)	(16,479,032)
Net increase (decrease)	391,392	6,132,859	$7,998,816	$92,274,037

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.99%
Actual		$1,000.00	$954.60	$4.84
Hypothetical-C		$1,000.00	$1,020.05	$5.00
Class M	1.24%
Actual		$1,000.00	$953.30	$6.06
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.75%
Actual		$1,000.00	$951.10	$8.54
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Strategic Dividend and Income	.70%
Actual		$1,000.00	$956.40	$3.42
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Class I	.73%
Actual		$1,000.00	$955.50	$3.57
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class Z	.61%
Actual		$1,000.00	$956.90	$2.98
Hypothetical-C		$1,000.00	$1,021.95	$3.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SDI-SANN-0720
1.802376.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020